INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
SCHEDULE OF EARNING (LOSS) BEFORE INCOME TAX
	December 31,
	2024	2023
United States	$(7,465,630)	$(10,205,116)
Foreign	(2,100,427)	(7,057,703)
Total	$(9,566,057)	$(17,262,819)

SCHEDULE OF INCOME TAX EXPENSE BENEFITS
	December 31,
Current:	2024	2023
Federal	$—	$—
State	(8,930)	(28,913)
Foreign	—	$—
	$(8,930)	$(28,913)

Deferred:
Federal	$—	$—
State	—	—
Foreign	—	—
	$—	$—

Total income tax expense	$(8,930)	$(28,913)

SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES

The Company’s deferred tax assets and deferred tax liabilities consist of the following:

	December 31,
	2024	2023
Deferred tax assets:
Net operating loss carryforwards	$12,010,882	$10,889,863
Stock-based compensation	938,457	1,185,399
Research and development capitalized expenses	563,389	611,245
Intangible amortization	111,471	80,518
Other	31,376	70,730
Less valuation allowances	(13,655,575)	(12,837,755)
Net deferred tax assets	$—	$—

SCHEDULE OF OPERATING LOSS CARRY FORWARDS

The Company had the following potentially utilizable net operating loss tax carryforwards:

	December 31,
	2024	2023
Federal	$30,086,333	$24,268,692
State	$14,467,439	$11,220,065
Foreign	$17,543,639	$17,672,420

SCHEDULE OF EFFECTIVE STATUTORY INCOME TAX RATE

The Company’s effective tax rate varied from the statutory rate as follows:

	December 31,
	2024	2023
Federal income tax at the statutory rate	(21.0)%	(21.0)%
State income tax rate (net of federal)	(2.1)%	(1.2)%
Foreign tax rate differential	2.1%	(3.0)%
Non-deductible expenses	1.0%	1.4%
Deferred true-up	11.6%	13.2%
Change in valuation allowance	8.5%	10.8%
Effective income tax rate	0.1%	0.2%